NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Receipts) (Details)	Jun. 30, 2016 USD ($)
Receivables [Abstract]
Within 1 year	$ 30,392,835
2 years	29,717,258
3 years	20,862,739
4 years	2,592,227
5 years	2,271,173
Total minimum lease receipts	85,836,232
Less: amount representing interest	(10,272,223)
Present value of minimum lease receivable	$ 75,564,009